FVIT P-2 07/12

SUPPLEMENT DATED JULY 2, 2012

TO THE PROSPECTUS DATED MARCH 1, 2012 OF

FRANKLIN bALANCE sHEET INVESTMENT FUND

Franklin SMALL CAP VALUE Fund

(series of Franklin Value Investors Trust)

The prospectus is amended as follows:

I. The “FUND SUMMARIES” – “Franklin Balance Sheet Investment Fund” – “Principal Risks” – “Market” and “FUND SUMMARIES” – “Franklin Small Cap Value Fund” – “Principal Risks” – “Market” sections on pages 12 and 41, respectively, are replaced with the following:

Market   The market values of securities owned by the Fund will go up and down, sometimes rapidly or unpredictably. A security’s market value may be reduced by market activity or other results of supply and demand unrelated to the issuer. This is a basic risk associated with all securities. When there are more sellers than buyers, prices tend to fall. Likewise, when there are more buyers than sellers, prices tend to rise.

Individual stock prices tend to go up and down more dramatically than those of other types of investments. A slower-growth or recessionary economic environment could have an adverse effect on the prices of the various stocks held by the Fund.

II. The “FUND SUMMARIES” – “Franklin Balance Sheet Investment Fund” – “Principal Risks” – “Smaller and Midsize Companies” section on page 12 is replaced with the following:

Smaller and Midsize Companies   Securities issued by smaller and midsize companies may be more volatile in price than those of larger companies, involve substantial risks and should be considered speculative. Such risks may include greater sensitivity to economic conditions, less certain growth prospects, lack of depth of management and funds for growth and development and limited or less developed product lines and markets. In addition, smaller and midsize companies may be particularly affected by interest rate increases, as they may find it more difficult to borrow money to continue or expand operations, or may have difficulty in repaying any loans.

III. The “FUND SUMMARIES” – “Franklin Balance Sheet Investment Fund” - “Portfolio Managers” section on page 15 is replaced with the following:

BRUCE C. BAUGHMAN, CPA

Senior Vice President of Advisory Services and portfolio manager of the Fund since inception (1990).

GRACE HOEFIG

Portfolio Manager of Advisory Services and portfolio manager of the Fund since July 2012.

WILLIAM J. LIPPMAN

President of Advisory Services and portfolio manager of the Fund since inception (1990).

MARGARET MCGEE

Vice President of Advisory Services and portfolio manager of the Fund since inception (1990).

DONALD G. TAYLOR, CPA

Senior Vice President of Advisory Services and portfolio manager of the Fund since 1996.

IV. The “FUND SUMMARIES” – “Franklin Small Cap Value Fund” - “Portfolio Managers” section beginning on page 43 is replaced with the following:

WILLIAM J. LIPPMAN

President of Advisory Services and portfolio manager of the Fund since inception (1996).

STEVEN B. RAINERI

Portfolio Manager of Advisory Services and portfolio manager of the Fund since July 2012.

BRUCE C. BAUGHMAN, CPA

Senior Vice President of Advisory Services and portfolio manager of the Fund since inception (1996).

MARGARET MCGEE

Vice President of Advisory Services and portfolio manager of the Fund since inception (1996).

DONALD G. TAYLOR, CPA

Senior Vice President of Advisory Services and portfolio manager of the Fund since inception (1996).

V. The fourth through the eleventh paragraphs of the “FUND DETAILS” – “Management” section beginning on page 77 are replaced with the following:

BRUCE C. BAUGHMAN, CPA   Senior Vice President of Advisory Services

Mr. Baughman has been a portfolio manager of each Fund since inception and lead portfolio manager of Balance Sheet Fund and MicroCap Value Fund since inception. He joined Franklin Templeton Investments in 1988.

GRACE HOEFIG   Portfolio Manager of Advisory Services

Ms. Hoefig has been a lead portfolio manager of the Balance Sheet Fund since July 2012. She joined Franklin Templeton Investments in 2008. Prior to joining Franklin Templeton Investments, she was a managing director at AXIA Capital Management LLC.

SAMUEL R. KERNER, CFA   Portfolio Manager of Advisory Services

Mr. Kerner has been a portfolio manager of the MidCap Value Fund since 2005 and assumed the duties of lead portfolio manager of the MidCap Value Fund in 2006. He joined Franklin Templeton Investments in 1996.

WILLIAM J. LIPPMAN   President of Advisory Services

Mr. Lippman has been President and a portfolio manager of each Fund since inception. He has been a lead portfolio manager of the All Cap Value Fund and Small Cap Value Fund since inception and assumed the duties of lead portfolio manager of the Large Cap Value Fund in 2007. He joined Franklin Templeton Investments in 1988.

MARGARET MCGEE   Vice President of Advisory Services

Ms. McGee has been a portfolio manager of each Fund since inception. She joined Franklin Templeton Investments in 1988.

STEVEN B. RAINERI   Portfolio Manager of Advisory Services

Mr. Raineri has been a lead portfolio manager of the All Cap Value Fund since inception and a lead portfolio manager of the Small Cap Value Fund since July 2012. He joined Franklin Templeton Investments in 2005.

DONALD G. TAYLOR, CPA   Senior Vice President of Advisory Services

Mr. Taylor has been a portfolio manager of the All Cap Value Fund, Large Cap Value Fund, MidCap Value Fund and Small Cap Value Fund since inception and of the Balance Sheet Fund and MicroCap Value Fund since 1996. He joined Franklin Templeton Investments in 1996.

CFA® and Chartered Financial Analyst® are trademarks owned by CFA Institute.

VI. The “Balance Sheet Fund and MicroCap Value Fund” heading on page 79 under “FUND DETAILS” – “Management” is replaced with “MicroCap Value Fund.”

VII. The following portfolio manager list is added to page 79 under “FUND DETAILS” – “Management”:

Balance Sheet Fund

Bruce C. Baughman and Grace Hoefig.   Mr. Baughman and Ms. Hoefig have equal authority over all aspects of the Fund's investment portfolio, including but not limited to, purchases and sales of individual securities, portfolio risk assessment, and the management of daily cash balances in accordance with anticipated investment management requirements. The degree to which each manager may perform these functions, and the nature of these functions, may change from time to time.

William J. Lippman.   Mr. Lippman is a portfolio manager of the Fund, providing research and advice on the purchases and sales of individual securities, and portfolio risk assessment.

Margaret McGee.   Ms. McGee is a portfolio manager of the Fund, providing research and advice on the purchases and sales of individual securities, and portfolio risk assessment.

Donald G. Taylor.   Mr. Taylor is a portfolio manager of the Fund, providing research and advice on the purchases and sales of individual securities, and portfolio risk assessment.

VIII. The “Small Cap Value Fund” portfolio manager list beginning on page 80 under “FUND DETAILS” – “Management” is replaced with the following:

William J. Lippman and Steven B. Raineri.   Mr. Lippman and Mr. Raineri have equal authority over all aspects of the Fund's investment portfolio, including but not limited to, purchases and sales of individual securities, portfolio risk assessment, and the management of daily cash balances in accordance with anticipated investment management requirements. The degree to which each manager may perform these functions, and the nature of these functions, may change from time to time.

Bruce C. Baughman.   Mr. Baughman is a portfolio manager of the Fund, providing research and advice on the purchases and sales of individual securities, and portfolio risk assessment.

Margaret McGee.   Ms. McGee is a portfolio manager of the Fund, providing research and advice on the purchases and sales of individual securities, and portfolio risk assessment.

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IMG # 1173473 v.6

Donald G. Taylor.   Mr. Taylor is a portfolio manager of the Fund, providing research and advice on the purchases and sales of individual securities, and portfolio risk assessment.

Please retain this supplement with your prospectus for reference.